RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 17:-      RELATED PARTY BALANCES AND TRANSACTIONS

Related party balances and transactions are with related companies and principal shareholder. Yehuda Zisapel is a principal shareholder of the Company. Zohar Zisapel is the Chairman of the Board of Directors of the Company. Yehuda and Zohar Zisapel are brothers who do not have a voting agreement between them. Jointly or severally, they are also founders, directors and principal shareholders of several other companies that are known as the RAD-BYNET group.

Members of the RAD-BYNET group provide the Company on an as-needed basis with information systems infrastructure, administrative services, medical insurance, as well as in connection with logistics services, the Company reimburses each company for its costs in providing these services. The aggregate amount of these expenses was approximately $ 1,668, $ 1,857 and $ 1,856 in 2016, 2017 and 2018, respectively.

The Company leases its offices in Israel from real estate holding companies controlled by Yehuda and Zohar Zisapel. The leases of this facility will expire end of December 2019. Subsequent to balance sheet date, the agreement was extended until end of December 2020.

The aggregate amount of rent and maintenance expenses related to these properties was approximately $ 1,963 in 2016, $ 1,849 in 2017 and $1,960 in 2018.

The Company has an OEM arrangement with RADWIN, a member of RAD-BYNET group, according to which the Company purchases RADWIN products that are then resold to the Company's customers. In addition, the Company purchases certain inventory components from other members of the RAD-BYNET group, which are integrated into its products. The aggregate purchase price of these components was approximately $ 2,866, $ 1,325 and $ 78 for the years ended December 31, 2016, 2017 and 2018, respectively.

The Company purchases certain property and equipment from members of the RAD-BYNET group, the aggregate purchase price of these assets was approximately $ 1,019, $ 224 and $ 148 for the years ended December 31, 2016, 2017 and 2018, respectively.

As part of the commercial agreements with Orocom for the Fitel project in Peru, the Company has two seats in Orocom’s board of directors, which comprise half of Orocom’s board seats, as well as other protective rights in Orocom (for more information see note 11 above). As a result, Orocom and its shareholders were defined as related companies of Ceragon. During 2018, Amitel Perú Telecomunicaciones S.A.C. (“Amitel”) - one of Orocom’s shareholders and a partner in the Fitel project – won a tender of Ceragon for the provision of site surveys services in the sum of approximately $ 490.

In December 2018, the company purchased 11% of the share capital of Compass for a consideration of $ 833. (see note 1b).

Transactions with related parties:
	Year ended December 31,
	2016	2017	2018

Revenues	$95	$173	$3,336
Cost of revenues	$3,561	$2,160	$1,111

Research and development expenses	$1,093	$1,063	$1,008

Selling and marketing expenses	$733	$813	$771

General and administrative expenses	$1,109	$995	$1,067
Purchase of property and equipment	$1,019	$224	$148

Balances with related parties:

	December 31,
	2017	2018

Trade payables, other accounts payable and accrued expenses	$363	$2,077
Trade Receivables	$49	$1,733